United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY






Investment Company Act File Number:  811-00833



                                   ASA LIMITED
                                   -----------
               (Exact name of registrant as specified in charter)



                               36 WIERDA ROAD WEST
                                  SANDTON 2196
                                  SOUTH AFRICA
                                  ------------
                    (Address of principal executive offices)





                           LAWRENCE G. NARDOLILLO, CPA
                                 LGN ASSOCIATES
                                  P.O. BOX 269
                         FLORHAM PARK, NEW JERSEY 07932
                         ------------------------------
                     (name and address of agent for service)



Registrant's telephone number, including area code: (973) 377-3535



Date of fiscal year end: NOVEMBER 30, 2004



Date of reporting period:  JUNE 30, 2004

Item 1.  Proxy Voting Record

         (Unless otherwise noted, matters voted on were proposed by management.)

-------- ---------------------------------------------------------------- ------------- ---------- --------
                                                                          Meeting       Mgmt Rec.  Vote
                                                                          Date                     Cast

-------- ---------------------------------------------------------------- ------------- ---------- --------
         ANGLO AMERICAN PLATINUM CORP. LTD.                               3/30/04
-------- ---------------------------------------------------------------- ------------- ---------- --------
         Ticker: NA          CUSIP: NA
-------- ---------------------------------------------------------------- ------------- ---------- --------
         Proposals - Ordinary Business
-------- ---------------------------------------------------------------- ------------- ---------- --------
1        Accept Financial Statements and Statutory                                      For        For
         Reports for Year Ended Dec. 31, 2003
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.1      Reelect L. Boyd as Director                                                    For        For
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.2      Reelect W.A. Nairn as Director                                                 For        For
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.3      Reelect R. Havenstein as Director Appointed                                    For        For
         During the Year
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.4      Reelect B.A. Khumalo as Director Appointed                                     For        For
         During the Year
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.5      Reelect R. G. Mills as Director Appointed                                      For        For
         During the Year
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.6      Reelect A.M. Thebyane as Director Appointed                                    For        For
         During the Year
-------- ---------------------------------------------------------------- ------------- ---------- --------
2.7      Reelect P.L Zim as Director Appointed                                          For        For
         During the Year
-------- ---------------------------------------------------------------- ------------- ---------- --------
3        Ratify Deloitte & Touche as Auditors                                           For        For
-------- ---------------------------------------------------------------- ------------- ---------- --------
4        Place Authorized But Unissued Shares under                                     For        For
         Control of Directors
-------- ---------------------------------------------------------------- ------------- ---------- --------
5        Approve Remuneration of Directors                                              For        For
-------- ---------------------------------------------------------------- ------------- ---------- --------

-------- ---------------------------------------------------------------- ------------- ---------- --------

-------- ---------------------------------------------------------------- ------------- ---------- --------
         Special Business
-------- ---------------------------------------------------------------- ------------- ---------- --------
1        Authorized Creation of 40 Million Convertible                                  For        For
         Perpetual Cumulative Preference Shares
-------- ---------------------------------------------------------------- ------------- ---------- --------
2        Amend Articles Re: Rights and Privileges                                       For        For
         of Preference Shares
-------- ---------------------------------------------------------------- ------------- ---------- --------
3        Approve Increase in Authorized Capital Equal to                                For        For
         Any Increase in Issued Capital Due to Conversion
         Of Preference Shares into Ordinary Shares
-------- ---------------------------------------------------------------- ------------- ---------- --------
4        Place Authorized But Unissued Preference Shares                                For        For
         Under Control of Directors
-------- ---------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
                                                                               Meeting        Mgmt Rec.  Vote
                                                                               Date                      Cast

------- ---------------------------------------------------------------------- ------------- ---------- -------
        ANGLO AMERICAN PLC                                                     4/21/04
------- ---------------------------------------------------------------------- ------------- ---------- -------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- -------
        Proposals
------- ---------------------------------------------------------------------- ------------- ---------- -------
1       Accept Financial Statements and Statutory Reports                                    For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
2       Approve Final Dividend of 39 US cents Per                                            For        For
        Ordinary Share
------- ---------------------------------------------------------------------- ------------- ---------- -------
3       Elect M Marques as Director                                                          For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
4       Re-elect Barry Davison as Director                                                   For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
5       Re-elect Chris Fay as Director                                                       For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
6       Re-elect Tony Lea as Director                                                        For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
7       Re-elect Rob Margetts as Director                                                    For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
8       Re-elect Bill Nairn as Director                                                      For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
9       Re-elect Nicky Oppenheimer as Director                                               For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
10      Re-appoint Deloitte and Touche LLP as Auditors                                       For        For
        and Authorize Board to Fix Remuneration of Auditors
------- ---------------------------------------------------------------------- ------------- ---------- -------
11      Approve Remuneration Report                                                          For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
12      Approve Anglo American Bonus Share Plan 2004                                         For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
13      Authorize the Directors to Establish Further Similar                                 For        For
        Bonus Share Plans
------- ---------------------------------------------------------------------- ------------- ---------- -------
14      Authorize Issuance of Equity or Equity-Linked                                        For        For
        Securities with Pre-emptive Rights up to Aggregate Nominal Amount of
        USD 246,500,000
------- ---------------------------------------------------------------------- ------------- ---------- -------
15      Authorize Issuance of Equity or Equity-Linked Securities without                     For        For
        Preemptive Rights up to Aggregate Nominal
        Amount of USD 31,750,000
------- ---------------------------------------------------------------------- ------------- ---------- -------
16      Authorize 148 Million Shares for Market Purchase                                     For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        ANGLOGOLD ASHANTI LTD.                                                 6/29/04
------- ---------------------------------------------------------------------- ------------- ---------- -------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- -------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        Special Meeting Agenda
------- ---------------------------------------------------------------------- ------------- ---------- -------
1       Authorize Issuance of Up to 15.4 Million Shares Pursuant                             For        For
        To Conversion of 2.375 Percent Guaranteed Convertible Bonds
------- ---------------------------------------------------------------------- ------------- ---------- -------
2       Place Authorized But Unissued Shares under Control                                   For        For
        Of Directors
------- ---------------------------------------------------------------------- ------------- ---------- -------
3       Approve Issuance of Share without Preemptive Rights up to a Maximum                  For        For
        of Ten Percent of Issue Capital
------- ---------------------------------------------------------------------- ------------- ---------- -------

------- ---------------------------------------------------------------------- ------------- ---------- -------
                                                                               Meeting       Mgmt Rec.  Vote
                                                                               Date                     Cast
------- ---------------------------------------------------------------------- ------------- ---------- -------
        ANGLOGOLD LTD.                                                         4/29/04
------- ---------------------------------------------------------------------- ------------- ---------- -------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- -------
        Annual Meeting Agenda
------- ---------------------------------------------------------------------- ------------- ---------- -------
1       Accept Financial Statements and Statutory Reports                                    For        For
        For Year Ended Dec. 31, 2003
------- ---------------------------------------------------------------------- ------------- ---------- -------
2       Reelect J.G. Best as Director                                                        For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
3       Reelect E. le R. Bradley as Director                                                 For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
4       Reelect A.J. Trahar as Director                                                      For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
5       Place Authorized But Unissued Shares under Control of Directors                      For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
6       Approve Issuance of Share without Preemptive rights up to a Maximum                  For        For
        of 15 Percent of Issued Capital
------- ---------------------------------------------------------------------- ------------- ---------- -------
7       Approve Increase in Remuneration of Directors                                        For        For
------- ---------------------------------------------------------------------- ------------- ---------- -------
8       Authorize Repurchase of Up to 20 Percent of Issued Share Capital                     For        For
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        ANGLOGOLD LTD.                                                         4/08/04
-------- ---------------------------------------------------------------------- ------------- ---------- --------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        Proposal
------- ---------------------------------------------------------------------- ------------- ---------- --------
1       Approve Change of Company Name to                                                    For        For
        AngloGold Ashanti Limited
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        AVGOLD LIMITED                                                         5/03/04
------- ---------------------------------------------------------------------- ------------- ---------- --------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        Proposal
------- ---------------------------------------------------------------------- ------------- ---------- --------
1       Approve Scheme of Arrangement Re: Acquisition of                                     For        For
        Entire Issued Capital of Company by Harmony Gold
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        BARRICK GOLD CORPORATION                                               4/22/04
------- ---------------------------------------------------------------------- ------------- ---------- --------
        Ticker: ABX        CUSIP: 067901108
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
        Proposals
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------
1       Election of Directors                                                                For        For
------- ---------------------------------------------------------------------- ------------- ---------- --------
2       Approve Appointment of PricewaterhouseCoopers LLP as auditors and                    For        For
        authorize directors to fix renumeration
------- ---------------------------------------------------------------------- ------------- ---------- --------
3       Approve Stock Option Plan (2004                                                      For        For
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- -------

------- ---------------------------------------------------------------------- ------------- ---------- --------
                                                                               Meeting       Mgmt Rec.  Vote
                                                                               Date                     Cast
------- ---------------------------------------------------------------------- ------------- ---------- --------
        GOLD FIELDS LIMITED                                                    3/08/04
------- ---------------------------------------------------------------------- ------------- ---------- --------
        Ticker: NA          CUSIP: NA
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------
        Proposals
------- ---------------------------------------------------------------------- ------------- ---------- --------
1       Approve Issuance by GFI Mining of New Shares Representing 15 Percent                 For        For
        of Issued Capital of GFI to Mvelaphanda Gold (Pty) Ltd.
------- ---------------------------------------------------------------------- ------------- ---------- --------
2       Approve Issuance by Company of New Shares to Mvelaphanda, Micawber                   For        For
        or Mezzanine Financiers if Shares Equivalent to 15 Percent of Issued
        Capital of GFI Mining are Acquired by Company Pursuant to Right of
        Call
------- ---------------------------------------------------------------------- ------------- ---------- --------
3       Authorize Board to Ratify and Execute Approved Resolutions                           For        For
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------
        COMPANIA DE MINAS BUENAVENTURA                                         3/26/04
------- ---------------------------------------------------------------------- ------------- ---------- --------
        Ticker: BVN          CUSIP: 204448104
------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------
        Proposals
------- ---------------------------------------------------------------------- ------------- ---------- --------
1       Approval of Annual Report and Financial Statements as of Dec. 31,                    For        Not
        2003                                                                                            Voted
------- ---------------------------------------------------------------------- ------------- ---------- --------
2       Appoint Medina, Saldivar, Paredes & Assoc., Members of Ernst & Young                 For        Not
        International, as Auditors                                                                      Voted
------- ---------------------------------------------------------------------- ------------- ---------- --------
3       Declaration of Cash Dividend of US$0.16 per share or ADS                             For        Not
                                                                                                        Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------

------- ---------------------------------------------------------------------- ------------- ---------- --------

------- ---------------------------------------------------------------------- ------------- ---------- --------
                                                                                Meeting      Mgmt Rec.  Vote
                                                                                Date                    Cast
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
         GOLD FIELDS LIMITED                                                    11/18/03
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
         Ticker: NA           CUSIP: NA
-------- ---------------------------------------------------------------------- ------------ ---------- ---------

------- ---------------------------------------------------------------------- ------------- ---------- --------
         Proposals
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
1        Consider and Adopt Financial Statements for Year Ended June 30, 2003                For        Not
                                                                                                        Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
2        Reelect JM McMahon, BR vanRooyen, CI von Christierson and AJ Wright                 For        Not
         as Directors                                                                                   Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
3        Place Unissued Shares Under Control of the Directors                                For        Not
                                                                                                        Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
4        Authorize Directors to Issue Shares for Cash                                        For        Not
                                                                                                        Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
5        Authorize directors to Purchase up to 20% of Share Capital                          For        Not
                                                                                                        Voted
-------- ---------------------------------------------------------------------- ------------ ---------- ---------

-------- ---------------------------------------------------------------------- ------------ ---------- ---------

-------- ---------------------------------------------------------------------- ------------ ---------- ---------

-------- ---------------------------------------------------------------------- ------------ ---------- ---------
                                                                                Meeting      Mgmt Rec.  Vote
                                                                                Date                    Cast
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
         HARMONY GOLD MINING LTD                                                5/07/04
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
         Ticker: HMY          CUSIP: 413216300
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
         Proposals
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
1        Authorize Issuance of 1,700 Convertible Bonds without Preemptive                    For        For
         Rights
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
2        Authorize Board to Allot and Issue New Shares Pursuant to Conversion                For        For
         of Convertible Bonds
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
3        Approve Issuance of Shares without Preemptive Rights up to a Maximum                For        For
         of 15 Percent of Issued Capital
-------- ---------------------------------------------------------------------- ------------ ---------- ---------
4        Authorize Board to Ratify and Execute Approved Resolutions                          For        For
-------- ---------------------------------------------------------------------- ------------ ---------- ---------

-------- ---------------------------------------------------------------------- ------------ ---------- ---------

--------- ---------------------------------------------------------------------- ------------- ---------- --------
                                                                                 Meeting       Mgmt Rec.  Vote
                                                                                 Date                     Cast

--------- ---------------------------------------------------------------------- ------------- ---------- --------
          HARMONY GOLD MINING LTD                                                11/14/03
--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Ticker: HMY           CUSIP: 413216300
--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- --------
1         Receive Audited Financial Statements for Year Ended June 30, 2003                    For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
2         Fix Remuneration of Directors                                                        For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.1       Elect PT Motsepe (as Chairman)                                                       For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.2       Elect WM Gule as Director                                                            For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.3       Elect MW King as Director                                                            For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.4       Elect P Taljaard as Director                                                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.5       Elect AJ Wilkens as Director                                                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.6       Elect CML Savage as Director                                                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.7       Elect DV Simelane as Director                                                        For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.8       Elect MV Sisulu as Director                                                          For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.9       Elect MMMM Bakane-Tuone as Director                                                  For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.10      Elect SP Sibisi as Director                                                          For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3.11      Elect RV Simelane as Director                                                        For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
4.1       Reelect ZB Swanepoel as Director                                                     For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
4.2       Reelect TSA Grobicki as Director                                                     For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
4.3       Reelect MF Pleming as Director                                                       For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
5         Authorize Shareholders to Place Authorized by Unissued Shares under                  For        Not
          Control of Directors                                                                            Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
6         Require Quorum for Directors Meeting to Include a Least 50% of                       For        Not
          Disinterested Directors                                                                         Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
7         Authorize the Board of Directors to Act by Signed Written Resolution                 For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
8         Authorize Market Repurchase of Shares Subject to JSE Listing                         For        Not
          Requirements                                                                                    Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
9         Approval of Harmony (2003) Share Option Scheme                                       For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
10        Place Authorized but Unissued Shares Under Control of Directors                      For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
11        Authorize directors to Issue Shares for Cash                                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- --------
                                                                                 Meeting       Mgmt Rec.  Vote
                                                                                 Date                     Cast
--------- ---------------------------------------------------------------------- ------------- ---------- --------
          HARMONY GOLD MINING LTD                                                9/01/03
--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Ticker: HMY          CUSIP: 413216300
--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- --------
1         Approve Increase in Authorized Capital to 350 Million Shares                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
2         Approve Merger with ARMgold                                                          For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3         Place Authorized but Unissued Shares Under Control of Directors                      For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
4         Authorize any Director to Sign Merger Related Documents                              For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- --------
          IMPALA PLATINUM HOLDINGS LIMITED                                       10/22/03
--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Ticker: NA          CUSIP: NA
--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- --------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- --------
1         To Receive Financial Statements for Year Ended June 30, 2003                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
2         Appointment of TV Mokgalha and LJ Paton as Directors                                 For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
3         Reelect MV Mennell, DH Brown, KC Rumble and DM O'Connor as Directors                 For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
4         Determine the Remuneration of Directors                                              For        Not
                                                                                                          Voted
-------- ---------------------------------------------------------------------- ------------- ---------- --------
5         Place Authorized but Unissued Shares Under Control of Directors                      For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
6         Authorize Directors to Issue Shares for Cash                                         For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
7         Approve Share Option Scheme                                                          For        Not
                                                                                                          Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------
8         Amend Articles of Association to Increase Maximum Number of                          For        Not
          Directors and to Reduce Number of Directors Required for Written                                Voted
          Resolutions
--------- ---------------------------------------------------------------------- ------------- ---------- --------
9         Authorize Company to Repurchase Shares Subject to JSE Listing                        For        Not
          Requirements                                                                                    Voted
--------- ---------------------------------------------------------------------- ------------- ---------- --------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
                                                                                 Meeting       Mgmt Rec.  Vote Cast
                                                                                 Date
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          MVELAPHANDA RESOURCES LTD.                                             3/08/04
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Ticker: NA          CUSIP: NA
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
1         Approve Gold Fields Transaction Re: Issuance by GFI Mining of New                    For        Not Voted
          Shares Representing 15 Percent of Issued Capital of GFI to
          Mvelaphanda Gold (Pty) Ltd.
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
2         Approve Increase in Authorized Capital to 250 Million Shares                         For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
3         Place 100 Million Authorized But Unissued Shares under Control of                    For        Not Voted
          Directors Re: Equity Placement
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
4         Approve Grant of Option to Gauta Igolide Development Trust to                        For        Not Voted
          Acquire 7.5 Million Shares
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
5         Approve Issuance of 7.5 Million Shares Pursuant to Option Agreement                  For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
6         Place Authorized But Unissued Shares under Control of Directors                      For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
7         Approve Issuance of Shares without Preemptive Rights up to a Maximum                 For        Not Voted
          of 15 Percent of Issued Capital
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
8         Authorize Directors to Grant Greenshoe Option                                        For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
9         Authorize Directors to Issue Shares Pursuant to Greenshoe Option                     For        Not Voted
          Grants
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
10        Eliminate 80,000 Redeemable Cumulative Preference Shares in                          For        Not Voted
          Authorized Capital of Company
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
11        Adopt New Articles of Association                                                    For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
12        Authorized Board to Ratify and Execute Approved Resolutions                          For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          NEWCREST MINING LIMITED                                                10/29/03
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Ticker: NA          CUSIP: NA
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
1         Receive Financial Reports for Year Ended June 30, 2003                               For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
2         Election of M O'Leary and Reelection of I Johnson and B Davis as                     For        Not Voted
          Directors
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
3         Approve Increase in Directors Remuneration                                           For        Not Voted
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
                                                                                 Meeting       Mgmt Rec.  Vote Cast
                                                                                 Date
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          NEWMONT MINING COPORATION                                              4/28/04
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Ticker: NEM        CUSIP: 651639106
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
1         Election of Directors                                                                For        For
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
2         Radify Appointment of PricewaterhouseCoopers LLP as Independent                      For        For
          Auditors
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
3         Shareholder proposal regarding shareholder vote on poison pill                       Against    Against
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          PLACER DOME INC.                                                       5/5/04
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Ticker: PDG         CUSIP: 725906101
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------
          Proposals
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
1         Election of Directors                                                                For        For
-------- ---------------------------------------------------------------------- ------------- ---------- -----------
2         Appointment of Ernst & Young LLP as Auditors                                         For        For
--------- ---------------------------------------------------------------------- ------------- ---------- -----------
3         Confirm Adoption by Board of Directors of Replacement Shareholders'                  For        For
          Rights Plan
--------- ---------------------------------------------------------------------- ------------- ---------- -----------

--------- ---------------------------------------------------------------------- ------------- ---------- -----------

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.









                  ASA Limited





                   /s/ Robert J.A. Irwin
                  ----------------------------------------
                  by   Robert J.A. Irwin
                       Chairman of the Board and Treasurer
                       (Principal Executive Officer)






                  Date:  July 30, 2004